Income Taxes (Components of Income (Loss) Before Income Taxes and Income Taxes Attributable to Continuing Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (loss) before income taxes, Domestic	¥ 270,001	¥ (16,083)	¥ (315,032)
Income (loss) before income taxes, Foreign	162,200	79,663	25,161
Income (loss) before income taxes, Total	432,201	63,580	(289,871)
Current tax expense, Domestic	75,979	60,428	75,612
Current tax expense, Foreign	49,144	27,103	25,669
Current tax expense, Total	125,123	87,531	101,281
Deferred tax expense (benefit), Domestic	14,511	63,493	401,928
Deferred tax expense (benefit), Foreign	(10,559)	(3,053)	2,040
Deferred tax expense (benefit), Total	3,952	60,440	403,968
Total income taxes, Domestic	90,490	123,921	477,540
Total income taxes, Foreign	38,585	24,050	27,709
Total income taxes	¥ 129,075	¥ 147,971	¥ 505,249